Stockholders' equity	9 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 3 — Stockholders’ equity:

Common Stock

On July 9, 2010, American DG Energy invested $45,000 in exchange for 45 million shares of the Company’s Common Stock and obtained controlling interest in the Company. Also on July 9, 2010, Nettlestone Enterprises Limited, invested $5,000 in exchange for 5 million shares of the Company’s Common Stock. During the period from July 9, 2010 to December 31, 2010, the Company raised an additional $2,221,019 net of costs, in a private placement by selling 2,261,000 shares of Common Stock to 25 accredited investors at a price of $1.00 per share.

During the period from January 1, 2011 to December 31, 2011, the Company raised an additional $1,148,401 net of costs, in a private placement by issuing 1,250,000 shares of Common Stock to 4 accredited investors at a price of $1.00 per share.

On February 10, 2012, the Company announced that its Board of Directors declared a stock dividend of 10% per share on the outstanding shares of our Common Stock. The dividend was payable on March 12, 2012, to common stockholders of record at the close of business on February 24, 2012, except for shares held by American DG Energy, whose Board of Directors declined the dividend. The Company adjusted the price of its outstanding stock option awards and warrants to $0.90 per share due to the payment of the dividend. The Company retroactively applied this dividend to the December 31, 2011, financial statements. Prior to that transaction, the Company had paid no cash or stock dividends on its Common Stock. The Company currently expects to retain earnings for use in the operation and expansion of its business, and therefore does not anticipate paying any cash dividends in the foreseeable future.

The holders of Common Stock have the right to vote their interest on a per share basis. At September 30, 2012, there were 54,362,100 shares of Common Stock outstanding.

Warrants

On July 12, 2010, the Company granted to Nettlestone Enterprises Limited a special purchase right, or warrant. The warrant grants the investor the non-assignable right but not the obligation, for a period of two years from July 12, 2010, to purchase 400,000 shares of the Common Stock at a per share purchase price of $1.00. On March 12, 2012, in connection with the 10% stock dividend declared on the Company’s common stock, the per share purchase price of the warrant was adjusted to $0.90. The fair value of the warrants granted was estimated using the Black-Scholes option pricing valuation model and the value of the warrant was recorded in stockholder’s equity in additional paid-in capital and as a cost of the financing as a deduction to the proceeds raised. Those warrants expired unexercised on July 12, 2012.

Stock-Based Compensation

In January 2011, the Company adopted the 2011 Stock Incentive Plan, or the Plan, under which the Board of Directors may grant up to 3,000,000 shares of incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the Company. On June 13, 2011, the Board of Directors unanimously amended the Plan, to increase the reserved shares of Common Stock issuable under the Plan from 3,000,000 to 4,500,000, or the Amended Plan.

Stock options vest based upon the terms within the individual option grants, usually over a four year period with an acceleration of the unvested portion of such options upon a liquidity event, as defined in the Company’s stock option agreement. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan is not less than the fair value of the shares on the date of the grant. The number of securities remaining available for future issuance under the Amended Plan was 910,000 at September 30, 2012.

On January 15, 2011, the Company granted nonqualified options to purchase 2,100,000 shares of Common Stock to five employees and two directors at a purchase price of $1.00 per share. Those options have a vesting schedule of four years and expire in ten years. The assumptions used in the Black-Scholes option pricing model include an expected life of 6.25 years, a risk-free interest rate of 2.7% and an expected volatility of 32.8%. The fair value of the options issued was $790,908, with a grant date fair value of $0.38 per option.

On June 13, 2011, the Company granted nonqualified options to purchase 300,000 shares of Common Stock to three directors at a purchase price of $1.00 per share. Those options have a vesting schedule of four years and expire in ten years. The assumptions used in the Black-Scholes option pricing model include an expected life of 6.25 years, a risk-free interest rate of 2.3% and an expected volatility of 32.4%. The fair value of the options issued was $109,304, with a grant date fair value of $0.36 per option.

On November 3, 2011, the Company granted its managing director options to purchase 900,000 shares of common stock at purchase price of $1.00 per share and granted to the three members of its advisory board options to purchase 300,000 shares of common stock at purchase price of $1.00 per share. Those options have a vesting schedule of four years and expire in ten years and were made under the UK Sub-Plan to the Company’s 2011 Stock Incentive Plan. The assumptions used in the Black-Scholes option pricing model include an expected life of 6.25 years, a risk-free interest rate of 1.5% and an expected volatility of 33.1%. The fair value of the options issued was $423,400, with a grant date fair value of $0.35 per option.

On March 12, 2012, in connection with the 10% stock dividend declared on the Company’s common stock, all outstanding stock option awards were modified in order to adjust the exercise price to $0.90. Based on the change in fair value of the modified awards, the Company will recognize incremental compensation cost of $111,482 over the remaining vesting terms of the outstanding options.

During the nine month period ending September 30, 2012, the Company had 3,590,000 options outstanding and recognized employee non-cash compensation expense of $374,014 related to the issuance of those stock options. At September 30, 2012, the total compensation cost related to unvested stock option awards not yet recognized was $585,171. This amount will be recognized over the weighted average period of 2.64 years.

Stock option activity as of and for the nine month period ending September 30, 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	3,600,000	$0.90	$0.90	9.34 years	—
Granted	—	—	—
Exercised	—	—	—
Canceled	(10,000)	0.90	0.90
Expired	—	—	—
Outstanding, September 30, 2012	3,590,000	$0.90	$0.90	8.59 years	$11,129,000
Exercisable, September 30, 2012	597,500		$0.90		$1,852,250
Vested and expected to vest, September 30, 2012	3,590,000		$0.90		$11,129,000

The aggregate intrinsic value of options outstanding as of September 30, 2012, is calculated as the difference between the exercise price of the underlying options and the price of the Company’s Common Stock for options that were in-the-money as of that date. Options that were not in-the-money as of that date, and therefore have a negative intrinsic value, have been excluded from this amount. At September 30, 2012 there were 2,992,500 unvested stock options outstanding with a vesting schedule of 25% per year and expiration in ten years.